Property and Equipment	12 Months Ended
Jun. 30, 2013
Notes
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

The Company’s property and equipment are comprised of the following on June 30, 2013 and 2012:

	2013	2012
Computer equipment	$ 4,910	$ 9,052
Accumulated depreciation	(1,435)	(6,419)
Property and equipment, net	$ 3,475	$ 2,633

Depreciation expense for the years ended June 30, 2013 and 2012 was $1,124 and $363, respectively.